Share Capital and Reserves (Details) - Schedule of reconciliation of the fair value of derivative warrant liability ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability [Abstract]
Opening balance
Recognition of fair value of warranted issued at Effective Date	3,947
Warrants issued as result of partially exercised of over-allotment option	158
Revaluation of derivative warrant liability exercisable for ADS	(2,954)
Closing balance	₪ 1,151